NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------------------------
Bender Growth Fund - September 30, 1998

1. ORGANIZATION

The Santa Barbara Group of Mutual Funds, Inc. (the "Company"), was organized as a Maryland corporation under Articles of Incorporation dated December 30, 1992. The Company is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with one fund: the Bender Growth Fund (the "Fund"). The financial statements of the Bender Growth Fund are included herein. The Company is registered to offer two classes of shares, Class Y and Class C. Each Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund.

Security Valuation - Investment securities which are listed on a national securities exchange or on the NASDAQ National Market System for which market quotations are available are valued by an independent pricing service at the last reported sale price for such security as of the close of business on the date of valuation. Securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on the date of valuation and securities traded on the over-the-counter market are valued at the mean between the most recently quoted bid and asked prices. Short-term investments that mature in 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value.

Security Transaction and Investment Income - Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities will be those of the specific securities sold. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities held by the Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

Federal Income Taxes - The Company's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

Expenses - Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Company are prorated to the Funds on the basis of relative net assets. Expenses, income and gains and losses are allocated daily among share classes of each Fund based on the relative proportion of net assets represented by each class.

Distributions to Shareholders - Distributions from net investment income are declared and paid at least annually. Any net realized capital gains on sales of securities are distributed annually.

-----------------------------------------------------------------------------
Bender Growth Fund - September 30, 1998

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. To the extent these book/tax differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.

Net Asset Value Per Share - The net asset value per share of the Fund is calculated each business day by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. Class C shares redeemed within one year of purchase may be subject to a contingent deferred sales charge equal to one-percent. The redemption price disclosed in the financial statements for Class C shares does not reflect the contingent deferred sales charge.

Organizational Costs - Organizational costs have been deferred in the account of the Fund and are being amortized on a straight line basis over a period of sixty months commencing with operations. In the event any of the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holders thereof by the fund will be reduced by the pro rata share (based on the proportionate share of the original shares redeemed to the total number of shares outstanding at the time of such redemption) of the unamortized deferred organizational costs as of the date of such redemption.

Use of Estimates in the Preparation of Financial Statements - The financial statements have been prepared in conformity with generally accepted accounting principles which requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. SERVICE AGREEMENTS

Pursuant to an investment advisory agreement, investment advisory services are provided to the Company by SBG Capital Management (the "Advisor"). The Advisor receives a monthly fee at an annual rate of 0.50% of the average daily net asset of the Fund. The Advisor has agreed to waive a portion of their fees and reimburse the Fund for other expenses as necessary in order to limit the operating expenses to 2.75% and 3.50% of average daily net assets of the Class Y and Class C shares, respectively.

Sub-Advisory services are provided to the Advisor for the Fund by Robert Bender & Associates, Inc. (the "Sub-Advisor") pursuant to a sub-advisory agreement. Under terms of the agreement, the Sub-Advisor receives a monthly fee at an annual rate of 0.40% of the average daily net assets of the fund and is paid by the Advisor. The Advisor is responsible for the supervision and payment of fees to the Sub-Advisor in connection with its services.

Declaration Distributors, Inc. serves as Distributor to the Fund pursuant to a Distribution Agreement. Under terms of the Plan, the Distributor is paid an annual distribution fee of $20,000.

NOTES TO FINANCIAL STATEMENTS (concluded)
-----------------------------------------------------------------------------
Bender Growth Fund - September 30, 1998

Declaration Service Company serves as Administrator to and provides accounting services to the Fund pursuant to an Investment Company Services Agreement (the "Agreement"). Under terms of such Agreement, the Administrator is paid an annual fee equal to the greater of 0.20% of the first $25 million in average daily net assets, 0.15% for the next $25 million in average daily net assets, 0.10% for the next $50 million of average daily net assets, and 0.075% for such daily net assets in excess of $100 million or a minimum of $50,000.
Under the Agreement Declaration Service Company (the "Transfer Agent") also provides transfer agency and dividend disbursing services for the Fund.

The Fund and United Missouri Bank (the "Custodian") are parties to a custodial agreement under which the Custodian holds cash, securities and other assets of the fund as required by the Investment Company Act of 1940. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments for the period from April 1, 1998 to September 30, 1998, were $1,240,436 and $579,644, respectively.

As of September 30, 1998, net unrealized appreciation on investment securities for book and federal income tax purposes aggregated $1,233,820 of which $2,658,243 related to appreciated securities and $1,424,423 related to depreciated securities. There was no difference between book and tax realized gains on securities for the period from April 1, 1998 to September 30, 1998.


STATEMENT OF NET ASSETS               THE SANTA BARBARA GROUP OF MUTUAL FUNDS
September 30, 1998 (Unaudited)

BENDER GROWTH FUND

                                                                       Market
COMMON STOCKS (97.2%)                                 Shares            Value
                                                   ---------       ----------

COMMUNICATIONS (9.4%)
     Advanced Fibre Communication *                    7,270       $   49,981
     Ascend Communications *                           6,170          280,735
     CIENA *                                           5,100           72,994
     Hummingbird Communications *                      4,310           88,086
     P-COM, Inc. *                                    11,890           46,446
     Sawtek, Inc. *                                   15,905          224,658
-----------------------------------------------------------------------------
                                                                      762,900
-----------------------------------------------------------------------------
COMPUTER & SERVICES (39.9%)
     CBT Group PLC ADR *                               7,886          106,461
     Checkpoint Software *                            10,540          209,483
     Cisco Systems, Inc. *                             5,977          369,453
     Gartner Group, Inc. Class A *                     4,380           91,433
     Genesys Telecom Labs *                           11,690          216,996
     Legato Systems, Inc. *                           14,260          732,608
     Microsoft Corp. *                                 2,300          253,144
     Network Appliance, Inc. *                         8,190          414,619
     Networks Associates, Inc. *                       4,020          142,710
     Oracle Corp. *                                    7,870          229,214
     Smallworldwide PLC ADR *                         18,200          200,200
     Synopsys, Inc. *                                  7,550          251,509
-----------------------------------------------------------------------------
                                                                    3,217,830
-----------------------------------------------------------------------------
MEDICAL (17.3%)
     Arterial Vascular Engineering *                  12,040          445,480
     PSS World Medical Inc. *                         16,967          313,890
     Quintiles Transnational *                         6,460          282,625
     Watson Pharmaceuticals *                          6,840          347,130
-----------------------------------------------------------------------------
                                                                    1,389,125
-----------------------------------------------------------------------------
OIL FIELD MACHINE & EQUIPMENT (1.2%)
     Dril-Quip *                                       5,710           99,925
-----------------------------------------------------------------------------
RETAIL (17.8%)
     Bed Bath & Beyond *                              11,870          277,461
     CDW Computer Centers *                            4,350          231,638
     Fastenal Co.                                      6,180          154,500
     Home Depot                                        7,720          304,940
     Kohl's *                                          6,040          235,560
     Starbucks Corp. *                                 6,330          229,067
-----------------------------------------------------------------------------
                                                                    1,433,166
-----------------------------------------------------------------------------

               See accompanying notes to financial statements.


STATEMENT OF NET ASSETS               THE SANTA BARBARA GROUP OF MUTUAL FUNDS
September 30, 1998 (Unaudited)

BENDER GROWTH FUND


                                                     Shares/           Market
                                                 Face Amount            Value
                                                 -----------     -------------
SERVICES (11.9%)
     Abacus Direct Corp. *                             6,050     $    308,550
     CKS Group, Inc. *                                 6,050          107,008
     Forrester Research, Inc. *                        6,500          237,250
     Paychex, Inc.                                     6,045          311,694
------------------------------------------------------------------------------
                                                                      964,502
------------------------------------------------------------------------------
Total Common Stocks
     (Cost $6,633,628)                                              7,867,450
------------------------------------------------------------------------------
CASH EQUIVALENT (2.3%)
     United Missouri Bank AFM (Cost $186,438)    $   186,438          186,438
------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.5%)
     (Cost $6,820,066)                                              8,053,886
------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES (0.2%)                                   25,762
------------------------------------------------------------------------------
NET ASSETS:
     Portfolio Shares of Y Class ($.001 par
        value - unlimited shares authorized)
        based on 164,773 outstanding shares                         1,643,590
     Portfolio Shares of C Class ($.001 par
        value - unlimited shares authorized)
        based on 526,315 outstanding shares                         5,509,445
     Undistributed net investment loss                               (138,380)
     Accumulated net realized loss on investments                    (168,827)
     Net unrealized appreciation on investments                     1,233,820
------------------------------------------------------------------------------
        Total Net Assets: (100%)                                 $  8,079,648
------------------------------------------------------------------------------
     NET ASSET VALUE, OFFERING AND REDEMPTION
        PRICE PER SHARE - Y CLASS                                $      11.91
     NET ASSET VALUE, OFFERING AND REDEMPTION
        PRICE PER SHARE - C CLASS
        (SEE FOOTNOTE 2)                                         $      11.62
==============================================================================


[FN]
* Non-income producing security
ADR - American Depository Receipt
AFM - Automated Funds Management
PLC - Public Limited Company


               See accompanying notes to financial statements.


STATEMENT OF OPERATIONS               THE SANTA BARBARA GROUP OF MUTUAL FUNDS
For the Six Months Ended
September 30, 1998 (Unaudited)

                                                                       Bender
                                                                       Growth
                                                                         Fund
------------------------------------------------------------------------------
INVESTMENT INCOME:
     Interest Income                                              $     9,632
     Dividend Income                                                    1,189
------------------------------------------------------------------------------
          Total Investment Income                                      10,821
------------------------------------------------------------------------------
EXPENSES:
     Investment Advisory Fees                                          56,142
     Administration Fees                                               30,082
     Accounting and Pricing                                             8,242
     Custodian Fees                                                     5,025
     Transfer Agent Fees                                               47,884
     Professional Fees                                                 14,649
     Director Fees                                                      4,429
     Registration Fees                                                  5,198
     Distribution Fees - Class Y                                        3,781
     Distribution Fees - Class C                                       32,792
     Printing Expense                                                  10,510
     Amortization of Deferred Organizational Costs                      4,013
     Miscellaneous Expenses                                               109
------------------------------------------------------------------------------
     Total Expenses before Waiver of Investment Advisory Fees
          and Contribution from Advisor                               222,856
------------------------------------------------------------------------------
     Waiver of Investment Advisory Fees                               (56,142)
     Contribution from Advisor                                        (17,513)
------------------------------------------------------------------------------
          Total Expenses, Net                                         149,201
------------------------------------------------------------------------------
Net Investment Loss                                                  (138,380)
------------------------------------------------------------------------------
Net Realized Gain on Investments                                        9,946
Change in Net Unrealized Depreciation of Investments               (1,228,013)
------------------------------------------------------------------------------
Net Realized and Unrealized Loss on Investments                    (1,218,067)
------------------------------------------------------------------------------
Net Decrease in Net Assets
     Resulting from Operations                                    $(1,356,447)
==============================================================================


  The accompanying notes are an integral part of the financial statements.


STATEMENT OF CHANGES IN NET ASSETS      THE SANTA BARBARA GROUP OF MUTUAL FUNDS


                                                         Bender
                                                         Growth
                                                          Fund
-------------------------------------------------------------------------------
                                            Six Months Ended         Year
                                           September 30, 1998        Ended
                                               (Unaudited)      March 31, 1998
                                           ------------------  ---------------
INVESTMENT ACTIVITIES:
     Net Investment Loss                         $  (138,380)       $ (186,963)
     Net Realized Gain (Loss) on
       Investments                                     9,946          (144,608)
     Net Change in Unrealized Appreciation
       (Depreciation) of Investments              (1,218,067)        3,111,816
-------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets
        Resulting From Operations                 (1,356,447)        2,780,245
-------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
     Class Y:
          Proceeds from Shares Issued
             (8,121 and 84,043 shares,
             respectively)                           110,166           915,570
          Cost of Shares Redeemed (11,562
             and 29,360 shares,
             respectively)                          (150,401)         (301,972)
-------------------------------------------------------------------------------
             Total Class Y Transactions              (40,235)          613,598
-------------------------------------------------------------------------------
     Class C:
          Proceeds from Shares Issued
             (76,665) and 245,728 shares,
             respectively)                         1,009,807         2,774,788
          Cost of Shares Redeemed (44,664
             and 71,888 shares,
             respectively)                          (573,632)         (705,432)
-------------------------------------------------------------------------------
             Total Class C Transactions              436,175         2,069,356
-------------------------------------------------------------------------------
Net Increase in Net Assets From Capital
   Share Transactions                                385,962         2,682,954
-------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                        (960,507)        5,463,199
-------------------------------------------------------------------------------
NET ASSETS:
     Beginning of Year (662,529 and 434,006
        shares, respectively)                      9,040,155         3,576,956
-------------------------------------------------------------------------------
NET ASSETS:
     End of Year (691,088 and 662,529
        shares, respectively)                     $8,079,648        $9,040,155
===============================================================================


  The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                    THE SANTA BARBARA GROUP OF MUTUAL FUNDS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.


                                                 CLASS Y                                               CLASS C
                           ---------------------------------------------------- ---------------------------------------------------

                              For the Six                      For the Period      For the Six                     For the Period
                              Months Ended     For the Year  December 10, 1996     Months Ended     For the Year  December 10, 1996
                           September 30, 1998      Ended             to         September 30, 1998      Ended            to
                               (Unaudited)    March 31, 1998   March 31, 1997      (Unaudited)     March 31, 1998  March 31, 1997
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD           $  13.74         $   8.26         $  10.00          $  13.61          $   8.24        $  10.00
-----------------------------------------------------------------------------------------------------------------------------------
  Income From Investment
    Operations:
  Net investment income            (0.19)           (0.22)           (0.04)            (0.17)            (0.28)          (0.06)
  Net gains (losses) on
    securities (both realized
    and unrealized)                (1.93)            5.70            (1.70)            (1.53)             5.65           (1.70)
      Total from investment
        operations                 (2.12)            5.48            (1.74)            (1.70)             5.37           (1.76)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF PERIOD                 $  11.62         $  13.74         $   8.26          $  11.91          $  13.61        $   8.24
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                       44.19%           66.34%          (17.40%)           40.68%            65.17%         (17.60%)

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period
    (in 000s)                   $  1,962         $  2,312         $    937          $  6,117          $  6,728        $  2,640
  Ratio of expenses to
    average net assets:
    Before expense
      reimbursement                 3.10%*           4.59%*           7.88%             3.90%*            5.34%*          8.70%
    After expense
      reimbursement                 2.75%*           2.75%*           2.75%             3.50%*            3.50%*          3.50%
  Ratio of net investment
    income (loss) to average
    net assets:
       Before expense
          reimbursement            (2.86%)*         (4.34%)*         (7.29%)           (0.75%)*          (1.56%)*         1.65%
       After expense
          reimbursement            (2.48%)*         (2.50%)*         (2.16%)           (0.35%)*          (0.41%)*         0.45%
  Portfolio turnover rate           6.98%            7.44%            3.00%             6.98%             7.44%           3.00%
-----------------------------------------------------------------------------------------------------------------------------------

[FN]
*Annualized
               See accompanying notes to financial statements.

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